Fresh start accounting	3 Months Ended
Mar. 31, 2017
Fresh Start Accounting [Abstract]
Fresh start accounting

Note 3: Fresh start accounting

Upon emergence from bankruptcy, we qualified for and applied fresh start accounting to our financial statements in accordance with the provisions set forth in ASC 852 as (i) the holders of existing voting shares of the Company prior to its emergence received less than 50% of the voting shares of the Company outstanding following its emergence from bankruptcy and (ii) the reorganization value of our assets immediately prior to confirmation of the Reorganization Plan was less than the post-petition liabilities and allowed claims.

Adopting fresh start accounting results in a new reporting entity for financial reporting purposes with no beginning retained earnings or deficit. The cancellation of all existing shares outstanding on the Effective Date and issuance of new shares in the reorganized Company caused a related change of control under US GAAP. As a result of the application of fresh start accounting, as well as the effects of the implementation of the Reorganization Plan, the Predecessor and Successor periods may lack comparability, as required in Accounting Standards Codification Topic 205, Presentation of Financial Statements (“ASC 205”). ASC 205 states financial statements are required to be presented comparably from year to year, with any exceptions to comparability clearly disclosed. Therefore, “black-line” financial statements are presented to distinguish between the Predecessor and Successor periods.

Enterprise Value and Reorganization Value

Reorganization value represents the fair value of the Company’s total assets prior to the consideration of liabilities and is intended to approximate the amount a willing buyer would pay for the Company’s assets immediately after restructuring. The reorganization value was allocated to the Company’s individual assets based on their estimated fair values.

The Company’s reorganization value was derived from enterprise value. Enterprise value represents the estimated fair value of an entity’s long-term debt and equity. The enterprise value of the Company on the Effective Date, as approved by the Bankruptcy Court in support of the Plan, was estimated to be within a range of $1,050,000 to $1,350,000 with a mid-point value of $1,200,000. Based upon the various estimates and assumptions necessary for fresh start accounting, as further discussed below, the estimated enterprise value was determined to be $1,200,000 before consideration of cash and cash equivalents and outstanding debt at the Effective Date.

The following table reconciles the enterprise value to the estimated fair value of the Successor’s common stock as of the Effective Date:

Enterprise value	$1,200,000
Plus: cash and cash equivalents	45,123
Less: fair value of outstanding debt	(296,061)
Less: fair value of warrants (consideration for previously accrued consulting fees)	(118)

Fair value of Successor common stock on the Effective Date	$948,944

Total shares issued under the Reorganization Plan	44,982,142
Per share value (1)	$21.10

(1)	The per share value shown above is calculated based upon the financial information determined using US GAAP at the Effective Date.

The following table reconciles the enterprise value to the estimated reorganization value of the Successor’s assets as of the Effective Date:

Enterprise value	$1,200,000
Plus: cash and cash equivalents	45,123
Plus: current liabilities	82,254
Plus: noncurrent liabilities excluding long-term debt	64,735

Reorganization value of Successor assets	$1,392,112

Valuation of Oil and Gas Properties

The Company’s principal assets are its oil and gas properties, which are accounted for under the full cost method of accounting. The oil and gas properties include proved reserves and unevaluated leasehold acreage. With the assistance of valuation consultants, the Company estimated the fair value of its oil and gas properties based on the discounted cash flows expected to be generated from these assets. The computations were based on market conditions and reserves in place as of the Effective Date.

The fair value analysis was based on the Company’s estimates of proved, probable and possible reserves developed internally by the Company’s reservoir engineers. Discounted cash flow models were prepared using the estimated future revenues and development and operating costs for all developed wells and undeveloped locations comprising the proved, probable and possible reserves. The value estimated for probable and possible reserves was utilized as an estimate of the fair value of the Company’s unevaluated leasehold acreage, which was further corroborated against comparable market transactions. Future revenues were based upon the forward NYMEX strip for oil and natural gas prices as of the Effective Date, adjusted for differentials realized by the Company. Development and operating cost estimates for the oil and gas properties were adjusted for inflation. The after-tax cash flows were discounted to the Effective Date at discount rate of 8.5%. This discount rate was derived from a weighted average cost of capital computation which utilized a blended expected cost of debt and expected return on equity for similar industry participants. Risk adjustment factors were applied to the values derived for the proved non-producing, proved undeveloped, probable and possible reserve categories based on consideration of the risks associated with geology, drilling success rates, development costs and the timing of development and extraction. The discounted cash flow models also included depletion, depreciation and income tax expense associated with an after-tax valuation analysis.

From this analysis the Company estimated the fair value of its proved reserves and undeveloped leasehold acreage to be $604,065 and $585,574, respectively, as of the Effective Date. These amounts are reflected in the Fresh Start Adjustments item (i) below.

Other valuations

Our adoption of fresh start accounting also required adjustments to certain other assets and liabilities on our balance sheet including property and equipment, other assets and asset retirement obligations.

Property and equipment — consists of real property which includes our headquarters, field offices and pasture land, and personal property which includes vehicles, machinery and equipment, office equipment and fixtures and a natural gas pipeline. These assets were valued using a combination of cost, income and market approaches with the exception of pasture land where we relied on government data to determine fair value.

Other assets — includes, among others, an equity investment in a company that operates ethanol plants. The equity investment was valued utilizing a combination of the market approaches such as the guideline public company method and the similar transactions method.

Asset retirement obligations — our fresh start updates to these obligations included application of the Successor’s credit adjusted risk free rate, which now incorporates a term structure based on the estimated timing of plugging activity, and resetting all obligations to a single layer.

Consolidated Balance Sheet

The following consolidated balance sheet is as of March 21, 2017. This consolidated balance sheet includes adjustments that reflect the consummation of the transactions contemplated by the Reorganization Plan (reflected in the column “Reorganization Adjustments”) as well as fair value adjustments as a result of the adoption of fresh start accounting (reflected in the column “Fresh Start Adjustments”) as of the Effective Date:

		Reorganization			Fresh Start
	Predecessor	Adjustments			Adjustments			Successor
Assets
Current assets:
Cash and cash equivalents	$180,456	$(135,333)	(a	)	$—			$45,123
Accounts receivable, net	46,837	—			—			46,837
Inventories, net	6,885	—			—			6,885
Prepaid expenses	4,933	(535)	(b	)	—			4,398
Derivative instruments	19,058	—			—			19,058

Total current assets	258,169	(135,868)			—			122,301
Property and equipment	38,391	—			18,987	(i	)	57,378
Oil and natural gas properties, using the full cost method:
Proved	4,355,576	—			(3,751,511)	(i	)	604,065
Unevaluated (excluded from the amortization base)	26,039	—			559,535	(i	)	585,574
Accumulated depreciation, depletion, amortization and impairment	(3,811,326)	—			3,811,326	(i	)	—

Total oil and natural gas properties	570,289	—			619,350	(i	)	1,189,639
Derivative instruments	14,295	—			—			14,295
Other assets	5,499	2,410	(c	)	590	(i	)	8,499

Total assets	$886,643	$(133,458)			$638,927			$1,392,112

Liabilities and stockholders’ equity (deficit)
Current liabilities:
Accounts payable and accrued liabilities	$64,413	$(2,737)	(a	)(d)	$—			$61,676
Accrued payroll and benefits payable	7,366	2,186	(d	)	—			9,552
Accrued interest payable	2,095	(2,095)	(a	)	—			—
Revenue distribution payable	7,975	3,050	(d	)	—			11,025
Long-term debt and capital leases, classified as current	468,814	(464,182)	(e	)	—			4,632

Total current liabilities	550,663	(463,778)			—			86,885
Long-term debt and capital leases, less current maturities	—	291,429	(f	)	—			291,429
Deferred compensation	—	519	(d	)	—			519
Asset retirement obligations	66,973	—			(2,757)	(i	)	64,216
Liabilities subject to compromise	1,281,096	(1,281,096)	(d	)	—			—
Commitments and contingencies
Stockholders’ (deficit) equity:
Predecessor common stock	14	(14)	(g	)	—			—
Predecessor additional paid in capital	425,425	(425,425)	(g	)	—			—
Successor common stock	—	450	(g	)	—			450
Successor additional paid in capital	—	948,613	(g	)	—			948,613
(Accumulated deficit) retained earnings	(1,437,528)	795,844	(h	)	641,684	(j	)	—

Total stockholders’ (deficit) equity	(1,012,089)	1,319,468			641,684			949,063

Total liabilities and stockholders’ equity (deficit)	$886,643	$(133,458)			$638,927			$1,392,112

Reorganization adjustments

(a)	Adjustments reflect the following net cash payments recorded as of the Effective Date from implementation of the Plan:

Cash proceeds from rights offering	$50,031
Cash proceeds from New Term Loan	150,000
Cash proceeds from New Revolver	120,000
Fees paid to lender for New Term Loan	(750)
Fees paid to lender for New Revolver	(1,125)
Payment in full to extinguish Prior Credit Facility	(444,440)
Payment of accrued interest on Prior Credit Facility	(2,095)
Payment of previously accrued creditor-related professional fees	(6,954)

Net cash used	$(135,333)

(b)	Reclassification of previously prepaid professional fees to debt issuance costs associated with the New Credit Facility.

(c)	Reflects issuance costs related to the New Credit Facility:

Fees paid to lender for New Term Loan	$750
Fees paid to lender for New Revolver	1,125
Professional fees related to debt issuance costs on the New Credit Facility	535

Total issuance costs on New Credit Facility	$2,410

(d)	As part of the Plan, the Bankruptcy Court approved the settlement of certain allowable claims, reported as liabilities subject to compromise in the Company’s historical consolidated balance sheet. As a result, a gain was recognized on the settlement of liabilities subject to compromise calculated as follows:

Senior Notes including interest	$1,267,410
Accounts payable and accrued liabilities	6,687
Accrued payroll and benefits payable	3,949
Revenue distribution payable	3,050

Total liabilities subject to compromise	1,281,096
Amounts settled in cash, reinstated or otherwise reserved at emergence	(10,089)
Fair value of equity issued in settlement of Senior Notes and certain general unsecured creditors	(898,914)

Gain on settlement of liabilities subject to compromise	$372,093

(e)	Reflects extinguishment of Prior Credit Facility along with associated unamortized issuance costs, establishment of New Credit Facility and adjustments to reclassify existing debt back to their scheduled maturities:

Reclassification from current to noncurrent, based on scheduled repayment, of debt no longer in default	$(22,612)
Establishment of New Term Loan—current portion	1,183
Payment in full to extinguish Prior Credit Facility	(444,440)
Write-off unamortized issuance costs associated with Prior Credit Facility	1,687

$(464,182)

(f)	Reflects establishment of our New Credit Facility pursuant to our Reorganization Plan, net of issuance costs, as well as adjustments to reclassify existing debt back to their scheduled maturities:

Origination of the New Term Loan, net of current portion	$148,817
Origination of the New Revolver	120,000
Reclassification from current to noncurrent, based on scheduled repayment, of debt no longer in default	22,612

$291,429

(g)	Adjustment represents (i) the cancellation of Predecessor equity on the Effective Date, (ii) the issuance of 44,982,142 shares of Successor common stock on the Effective Date and (iii) the issuance of 140,023 warrants on the Effective Date (see “Note 2—Chapter 11 reorganization”)

Cancellation of predecessor equity—par value	$(14)
Cancellation of predecessor equity—paid in capital	(425,425)
Issuance of successor common stock in settlement of claims	898,914
Issuance of successor common stock under rights offering	50,031
Issuance of warrants	118

Net impact to common stock-par and additional paid in capital	$523,624

(h)	Reflects the cumulative impact of the following reorganization adjustments:

Gain on settlement of liabilities subject to compromise	$372,093
Cancellation of predecessor equity	425,438
Write-off unamortized issuance costs associated with Prior Credit Facility	(1,687)

Net impact to retained earnings	$795,844

Fresh start adjustments

(i)	Represents fresh start accounting adjustments primarily to (i) remove accumulated depreciation, depletion, amortization and impairment, (ii) increase the value of proved oil and gas properties, (iii) increase the value of unevaluated oil and gas properties primarily to capture the value of our acreage in the STACK, (iv) increase other property and equipment primarily due to increases to land, vehicles, machinery and equipment and (v) decrease asset retirement obligations. These fair value measurements giving rise to these adjustments are primarily based on Level 3 inputs under the fair value hierarchy (See “Note 7—Fair value measurements”).

(j)	Reflects the cumulative impact of the fresh start adjustments discussed herein.

Reorganization Items

We use this category to reflect, where applicable, post-petition revenues, expenses, gains and losses that are direct and incremental as a result of the reorganization of the business. Reorganization items are as follows:

	Successor	Predecessor
	Period from	Period from
	March 22, 2017	January 1, 2017
	through	through
	March 31, 2017	March 21, 2017
Gains on the settlement of liabilities subject to compromise	$—	$(372,093)
Fresh start accounting adjustments	—	(641,684)
Professional fees	620	18,790
Rejection of employment contracts	—	4,573
Write off unamortized issuance costs on Prior Credit Facility	—	1,687

Total reorganization items	$620	$(988,727)